18.INCOME TAX AND SOCIAL CONTRIBUTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax And Social Contributions
Schedule of income tax and social contribution income (expense)

The income tax and social contribution recognized in net income for the year are as follows:

			Consolidated
	12/31/2020	12/31/2019	12/31/2018
Income tax and social contribution income (expense)
Current	(2,052,204)	(1,564,622)	(827,229)
Deferred	1,426,696	2,398,400	576,895
	(625,508)	833,778	(250,334)

Schedule of reconciliation of income tax and social contribution income (expense)

The reconciliation of income and social contribution expenses and income of the consolidated and the product of the current tax rate on income before income tax and social contribution are shown below:

			Consolidated
	12/31/2020	12/31/2019	12/31/2018
Income before income tax and social contribution	4,918,126	1,410,733	5,450,917
Tax rate	34%	34%	34%
Income tax and social contribution at combined statutory rate	(1,672,163)	(479,649)	(1,853,312)
Adjustment to reflect the effective rate:
Equity in results of affiliated companies	28,391	46,737	50,134
Profit with differentiated rates or untaxed	(519,840)	(236,404)	(46,006)
Transfer price adjustment	(15,645)	(18,494)	(74,836)
Tax loss carryforwards without recognizing deferred taxes	(27,758)	(21,095)	(27,683)
Indebtdness limit	(25,087)	(20,393)	(38,486)
Unrecorded deferred taxes on temporary differences	5,142	(2,835)	(11,964)
Reversal for deferred income tax and social contribution credit	1,540,087	1,530,185	1,807,909
Income taxes and social contribution on foreign profit	(13,011)	(14,424)	(30,219)
Tax incentives	64,818	39,042	36,710
Deferred taxes on exchange variation in equity			(43,667)
Interest on equity	17,177	22,107
Other permanent deductions (additions)	(7,619)	(10,999)	(18,914)
Income tax and social contribution in net income for the year	(625,508)	833,778	(250,334)
Effective tax rate	13%	-59%	79%

Schedule of deferred income tax and social contribution

Deferred income tax and social contribution balances are as follows:

									Consolidated
	12/31/2018	Movement			12/31/2019	Movement			12/31/2020
		Shareholders' Equity	P&L	Others		Shareholders' Equity	P&L	Others

Deferred
Income tax losses	959,240		651,561		1,610,801		238,198		1,848,999
Social contribution tax losses	367,358		242,688		610,046		78,162		688,208
Temporary differences	(1,838,935)	(2,357)	1,504,151	59	(337,082)	(59,380)	1,110,336	5,029	718,903
- Provision for tax. social security, labor, civil and environmental risks	334,380		(70,367)		264,013		15,136		279,149
- Asset impairment losses	181,516		915		182,431		(26,444)	5,029	161,016
- (Gains)/losses on financial instruments	359,776		54,719		414,495		(409,468)		5,027
- Actuarial liability (pension and healthcare plan)	276,032	38,569			314,601	(44,732)	(7,412)		262,457
- Accrued supplies and services	95,644		36,767		132,411		22,041		154,452
- Unrealized exchange variation (1)	1,010,532		170,969		1,181,501		(29,175)		1,152,326
- Gain upon loss of control in Transnordestina	(92,180)				(92,180)				(92,180)
- Cash flow hedge accounting	490,041	(63,080)			426,961	1,315,839			1,742,800
- Acquisition at fair value of SWT and CBL	(172,114)	(52,071)	39,672		(184,513)	(57,651)	30,149		(212,015)
- Deferred taxes not computed	(252,940)		(39,021)		(291,961)		(25,966)		(317,927)
- (Losses) estimated /reversals to deferred taxes credits	(3,086,572)	25,159	1,435,415		(1,625,998)	(1,270,110)	1,548,640		(1,347,468)
- Business Combination	(1,030,812)		7,471		(1,023,341)		8,292		(1,015,049)
- Consolidation of CBSI			(12)	62	50				50
- Others	47,762	49,066	(132,377)	(3)	(35,552)	(2,726)	(15,457)		(53,735)
Total	(512,337)	(2,357)	2,398,400	59	1,883,765	(59,380)	1,426,696	5,029	3,256,110

Total Deferred Assets	89,394				2,473,304				3,874,946
Total Deferred Liabilities	(601,731)				(589,539)				(618,836)
Total Deferred	(512,337)				1,883,765				3,256,110

(1) The Company taxes exchange variations on a cash basis to calculate income tax and social contribution on net income.

Schedule of estimated recovery of deferred tax assets

The estimated recovery of deferred tax assets of IRPJ and CSLL are netted when referring to a single jurisdiction as shown in the table below:

In millions of reais	Consolidated
2021	1,018
2022	1,315
2023	1,257
2024	495
2025	618
Deferred asset	4,703
Deferred liabilities - Parent Company	(828)
Net deferred asset	3,875
Deferred liabilities - subsidiaries	(619)
Net deferred asset	3,256

Schedule of income tax and social contribution recognized in shareholders' equity

Income tax and social contribution recognized directly in equity are shown below:

		Consolidated
	12/31/2020	12/31/2019
Income tax and social contribution
Actuarial gains on defined benefit pension plan	170,604	215,306
Estimated losses for deferred income and social contribution tax credits - actuarial gains	(172,520)	(217,969)
Exchange differences on translating foreign operations	(325,350)	(325,350)
Cash flow hedge accounting	1,742,765	426,961
Estimated losses for deferred income and social contribution tax credits - cash flow hedge	(1,742,520)	(426,961)
	(327,021)	(328,013)

Schedule of deferred tax assets on tax losses and temporary differences

Deferred income tax / social contribution on tax losses and temporary differences refers mainly to the following items:

Nature	Brief description
Tax losses	The Company incurs tax losses in the Parent Company as a result of financial expenses on its indebtedness, since it substantially holds all the loans and financing of the CSN Group. However, the Parent Company reported taxable income in two quarters of 2020.
	Exchange variation expenses	Since 2012, the Company has opted for taxing exchange rate variations on a cash basis. As a result, taxes are due and expenses are deductible when the underlying asset or liability is settled.
Differences Temporary	Loss on investment in Usiminas shares	Changes in investment in Usiminas shares are recognized on an accrual basis; however, the event that generates taxation or deductibility will only occur when the investment is sold.
	Other provisions	Other provisions are recognized on an accrual basis and their taxation occurs only at the time of their realization, such as: provision for contingencies, loss for impairment, provision for environmental liabilities, etc.